JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 81.7%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	8	2,665

Banks — 0.4%
US Bancorp	28	1,000

Beverages — 2.5%
Coca-Cola Co. (The)	41	2,035
Constellation Brands, Inc., Class A	6	1,098
PepsiCo, Inc.	24	3,296

		6,429

Biotechnology — 2.2%
AbbVie, Inc.	35	3,047
Alexion Pharmaceuticals, Inc. *	11	1,251
Regeneron Pharmaceuticals, Inc. *	2	1,323

		5,621

Building Products — 1.0%
Trane Technologies plc	21	2,606

Capital Markets — 2.9%
BlackRock, Inc.	3	1,937
CME Group, Inc.	7	1,137
Intercontinental Exchange, Inc.	32	3,211
S&P Global, Inc.	3	1,030

		7,315

Chemicals — 1.2%
Air Products and Chemicals, Inc.	4	1,247
Linde plc (United Kingdom)	7	1,701

		2,948

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	19	2,201

Containers & Packaging — 1.3%
Silgan Holdings, Inc.	90	3,304

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B *	15	3,101

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	49	2,942

Electric Utilities — 3.7%
Entergy Corp.	26	2,561
NextEra Energy, Inc.	12	3,450
Xcel Energy, Inc.	49	3,370

		9,381

Electrical Equipment — 0.7%
Eaton Corp. plc	16	1,656

Entertainment — 0.8%
Netflix, Inc. *	4	2,073

Equity Real Estate Investment Trusts (REITs) — 2.2%
Equinix, Inc.	3	2,285
Equity LifeStyle Properties, Inc.	10	639
Prologis, Inc.	17	1,683
Sun Communities, Inc.	7	1,025

		5,632

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	9	3,361
Kroger Co. (The)	28	963
Walmart, Inc.	14	1,909

		6,233

Food Products — 2.9%
Conagra Brands, Inc.	32	1,142
General Mills, Inc.	19	1,163
Hershey Co. (The)	11	1,566
Mondelez International, Inc., Class A	60	3,431

		7,302

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	25	2,050
Becton Dickinson and Co.	4	864
Medtronic plc	9	901

		3,815

Health Care Providers & Services — 0.8%
McKesson Corp.	5	722
UnitedHealth Group, Inc.	4	1,242

		1,964

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.	4	806

Household Products — 2.6%
Kimberly-Clark Corp.	20	3,027
Procter & Gamble Co. (The)	26	3,567

		6,594

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	22	3,626

Insurance — 4.7%
Allstate Corp. (The)	32	3,007
Chubb Ltd.	20	2,294
Marsh & McLennan Cos., Inc.	22	2,479
Progressive Corp. (The)	37	3,525
RenaissanceRe Holdings Ltd. (Bermuda)	3	496

		11,801

Interactive Media & Services — 2.2%
Alphabet, Inc., Class A *	2	3,389
Facebook, Inc., Class A *	8	2,131

		5,520

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc. *	1	3,813

IT Services — 6.9%
Accenture plc, Class A	16	3,711
Automatic Data Processing, Inc.	4	621
Booz Allen Hamilton Holding Corp.	19	1,550
Jack Henry & Associates, Inc.	17	2,779
Leidos Holdings, Inc.	26	2,281
Mastercard, Inc., Class A	10	3,507
PayPal Holdings, Inc. *	8	1,562
Visa, Inc., Class A	9	1,704

		17,715

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	6	2,441

Machinery — 1.6%
Cummins, Inc.	7	1,459
Deere & Co.	3	744
PACCAR, Inc.	23	1,948

		4,151

Media — 2.3%
Charter Communications, Inc., Class A *	6	3,571
Comcast Corp., Class A	51	2,354

		5,925

Metals & Mining — 0.3%
Newmont Corp.	11	716

Multiline Retail — 2.2%
Dollar General Corp.	4	854
Dollar Tree, Inc. *	11	990
Target Corp.	23	3,644

		5,488

Multi-Utilities — 3.8%
Ameren Corp.	20	1,609
CMS Energy Corp.	49	3,028
DTE Energy Co.	16	1,864
Public Service Enterprise Group, Inc.	59	3,217

		9,718

Oil, Gas & Consumable Fuels — 0.5%
Chevron Corp.	8	580
Kinder Morgan, Inc.	60	741

		1,321

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	50	3,045
Eli Lilly and Co.	21	3,128
Johnson & Johnson	21	3,124
Merck & Co., Inc.	38	3,114
Pfizer, Inc.	49	1,790

		14,201

Road & Rail — 1.6%
Norfolk Southern Corp.	7	1,541
Old Dominion Freight Line, Inc.	14	2,621

		4,162

Semiconductors & Semiconductor Equipment — 0.8%
Texas Instruments, Inc.	14	1,989

Software — 3.7%
Intuit, Inc.	10	3,302
Microsoft Corp.	18	3,856
salesforce.com, Inc. *	9	2,193

		9,351

Specialty Retail — 3.2%
AutoZone, Inc. *	2	2,021
Home Depot, Inc. (The)	12	3,231
Lowe’s Cos., Inc.	4	629
O’Reilly Automotive, Inc. *	1	614
TJX Cos., Inc. (The)	31	1,713

		8,208

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	33	3,870

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	12	1,528

Tobacco — 1.3%
Altria Group, Inc.	38	1,453
Philip Morris International, Inc.	25	1,838

		3,291

Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc. *	25	2,811

TOTAL COMMON STOCKS (Cost $186,291)		207,234

	Principal Amount ($000)
EQUITY-LINKED NOTES — 15.5%
Barclays Bank plc, ELN, 83.50%, 10/16/2020, (linked to S&P 500 Index) (a)	1	4,046
BMO Capital Markets Corp., ELN, 60.17%, 10/09/2020, (linked to S&P 500 Index) (a)	2	7,166
GS Finance Corp., ELN, 67.20%, 10/30/2020, (linked to S&P 500 Index) (a)	3	10,464
Royal Bank of Canada, ELN, 74.37%, 11/06/2020, (linked to S&P 500 Index) (a)	2	7,116
Toronto-Dominion Bank (The), ELN, 64.00%, 10/23/2020, (linked to S&P 500 Index) (a)	3	10,407

TOTAL EQUITY-LINKED NOTES (Cost $40,296)		39,199

	Shares (000)
EXCHANGE-TRADED FUNDS — 0.3%
International Equity — 0.3%
iShares MSCI USA Min Vol Factor ETF (Cost $671)	11	675

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $5,094)	5,090	5,094

Total Investments — 99.5% (Cost $232,352)		252,202
Other Assets Less Liabilities — 0.5%		1,384

Net Assets — 100.0%		253,586

Percentages indicated are based on net assets.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations
ELN	Equity-Linked Note
ETF	Exchange-Traded Fund
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$207,234	$—	$—	$207,234
Equity-Linked Notes	—	39,199	—	39,199
Exchange-Traded Funds	675	—	—	675
Short-Term Investments
Investment Companies	5,094	—	—	5,094

Total Investments in Securities	$213,003	$39,199	$—	$252,202

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$5,899	$91,105	$91,909	$(1)	$—	$5,094	5,090	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.